UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2016

MFS® BLENDED RESEARCH® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.0%
Aerospace - 3.3%
Northrop Grumman Corp.	63,060	$14,016,976
Textron, Inc.	187,676	6,861,435
United Technologies Corp.	121,711	12,481,463

		$33,359,874
Airlines - 1.0%
Delta Air Lines, Inc.	112,574	$4,101,071
United Continental Holdings, Inc. (a)	139,361	5,719,375

		$9,820,446
Apparel Manufacturers - 1.2%
Michael Kors Holdings Ltd. (a)	204,004	$10,094,118
NIKE, Inc., “B”	31,223	1,723,510

		$11,817,628
Automotive - 0.8%
General Motors Co.	178,188	$5,042,720
Goodyear Tire & Rubber Co.	121,556	3,119,127

		$8,161,847
Biotechnology - 3.1%
Celgene Corp. (a)	167,153	$16,486,300
Gilead Sciences, Inc.	179,334	14,960,042

		$31,446,342
Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	216,915	$5,490,119

Business Services - 4.3%
Accenture PLC, “A”	62,147	$7,040,634
Cognizant Technology Solutions Corp., “A” (a)	175,247	10,031,138
FleetCor Technologies, Inc. (a)	84,096	12,036,660
Global Payments, Inc.	197,608	14,105,259

		$43,213,691
Cable TV - 2.3%
Charter Communications, Inc., “A” (a)	42,437	$9,702,796
Comcast Corp., “A”	210,084	13,695,376

		$23,398,172
Chemicals - 2.0%
LyondellBasell Industries N.V., “A”	170,150	$12,662,563
Monsanto Co.	77,057	7,968,464

		$20,631,027
Computer Software - 3.2%
Intuit, Inc.	131,518	$14,678,724
Microsoft Corp.	235,766	12,064,146
Salesforce.com, Inc. (a)	71,598	5,685,597

		$32,428,467
Computer Software - Systems - 2.8%
Apple, Inc.	250,833	$23,979,635
EMC Corp.	109,909	2,986,228

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - continued
EPAM Systems, Inc. (a)	22,266	$1,431,926
NCR Corp. (a)	9,475	263,121

		$28,660,910
Construction - 2.2%
Owens Corning	215,604	$11,107,918
Sherwin-Williams Co.	37,740	11,083,106

		$22,191,024
Consumer Products - 2.4%
Estee Lauder Cos., Inc., “A”	65,431	$5,955,530
Newell Brands, Inc.	76,026	3,692,583
Procter & Gamble Co.	170,415	14,429,038

		$24,077,151
Electrical Equipment - 0.6%
General Electric Co.	197,747	$6,225,076

Electronics - 2.2%
Broadcom Corp.	77,659	$12,068,209
Intel Corp.	295,884	9,704,995

		$21,773,204
Energy - Independent - 4.0%
EOG Resources, Inc.	166,556	$13,894,102
Marathon Petroleum Corp.	273,908	10,397,548
Noble Energy, Inc.	63,625	2,282,229
Occidental Petroleum Corp.	55,977	4,229,622
Valero Energy Corp.	179,797	9,169,647

		$39,973,148
Energy - Integrated - 1.6%
Chevron Corp.	58,689	$6,152,368
Exxon Mobil Corp.	106,954	10,025,868

		$16,178,236
Food & Beverages - 4.8%
Archer Daniels Midland Co.	384,416	$16,487,602
General Mills, Inc.	31,883	2,273,896
J.M. Smucker Co.	15,383	2,344,523
Mondelez International, Inc.	374,895	17,061,471
Tyson Foods, Inc., “A”	160,255	10,703,431

		$48,870,923
Food & Drug Stores - 1.7%
CVS Health Corp.	183,552	$17,573,268

Gaming & Lodging - 1.6%
Carnival Corp.	222,507	$9,834,809
Royal Caribbean Cruises Ltd.	91,119	6,118,641

		$15,953,450
General Merchandise - 0.9%
Target Corp.	130,808	$9,133,015

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.4%
Molina Healthcare, Inc. (a)	74,352	$3,710,165

Insurance - 4.3%
Berkshire Hathaway, Inc., “B” (a)	33,667	$4,874,645
MetLife, Inc.	381,877	15,210,161
Prudential Financial, Inc.	160,246	11,431,950
Travelers Cos., Inc.	18,187	2,164,980
Unum Group	44,708	1,421,267
Validus Holdings Ltd.	176,762	8,588,866

		$43,691,869
Internet - 3.7%
Alphabet, Inc., “A” (a)	16,141	$11,355,678
Alphabet, Inc., “C” (a)	11,441	7,918,316
Facebook, Inc., “A” (a)	158,013	18,057,726

		$37,331,720
Leisure & Toys - 1.4%
Electronic Arts, Inc. (a)	190,334	$14,419,704

Machinery & Tools - 1.0%
Illinois Tool Works, Inc.	60,164	$6,266,682
Ingersoll-Rand Co. Ltd., “A”	55,509	3,534,813

		$9,801,495
Major Banks - 4.3%
JPMorgan Chase & Co.	428,068	$26,600,146
Wells Fargo & Co.	356,433	16,869,974

		$43,470,120
Medical & Health Technology & Services - 1.6%
Community Health Systems, Inc. (a)	85,900	$1,035,095
Express Scripts Holding Co. (a)	15,598	1,182,328
HCA Holdings, Inc. (a)	175,176	13,490,304

		$15,707,727
Medical Equipment - 3.2%
Abbott Laboratories	287,977	$11,320,376
Medtronic PLC	230,026	19,959,356
Stryker Corp.	10,430	1,249,827

		$32,529,559
Network & Telecom - 2.2%
Cisco Systems, Inc.	772,953	$22,176,022

Oil Services - 1.3%
Schlumberger Ltd.	163,005	$12,890,435

Other Banks & Diversified Financials - 2.8%
Citigroup, Inc.	352,862	$14,957,820
Discover Financial Services	247,970	13,288,712

		$28,246,532
Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	71,320	$5,245,586
Eli Lilly & Co.	217,646	17,139,623

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Johnson & Johnson	169,235	$20,528,206
Merck & Co., Inc.	387,608	22,330,097
Pfizer, Inc.	39,969	1,407,308

		$66,650,820
Railroad & Shipping - 0.8%
Union Pacific Corp.	91,132	$7,951,267

Real Estate - 1.9%
AvalonBay Communities, Inc., REIT	31,148	$5,618,788
Mid-America Apartment Communities, Inc., REIT	17,068	1,816,035
Public Storage, Inc., REIT	44,424	11,354,330

		$18,789,153
Restaurants - 1.2%
Domino’s Pizza, Inc.	56,417	$7,412,065
McDonald’s Corp.	16,260	1,956,728
YUM! Brands, Inc.	28,714	2,380,965

		$11,749,758
Specialty Stores - 6.3%
Amazon.com, Inc. (a)	41,756	$29,881,429
American Eagle Outfitters, Inc.	558,471	8,896,443
AutoZone, Inc. (a)	21,422	17,005,640
Best Buy Co., Inc.	259,991	7,955,725

		$63,739,237
Telecommunications - Wireless - 0.2%
American Tower Corp., REIT	18,961	$2,154,159

Telephone Services - 2.9%
AT&T, Inc.	86,083	$3,719,646
Verizon Communications, Inc.	455,651	25,443,552

		$29,163,198
Tobacco - 2.4%
Altria Group, Inc.	67,728	$4,670,523
Philip Morris International, Inc.	195,726	19,909,249

		$24,579,772
Utilities - Electric Power - 4.0%
AES Corp.	414,342	$5,170,988
American Electric Power Co., Inc.	179,352	12,570,782
Edison International	9,582	744,234
Exelon Corp.	470,454	17,105,707
PPL Corp.	112,179	4,234,757

		$39,826,468
Total Common Stocks		$998,956,198

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	7,335,344	$7,335,344
Total Investments		$1,006,291,542

Other Assets, Less Liabilities - 0.3%		3,440,782
Net Assets - 100.0%		$1,009,732,324

4

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$998,956,198	$—	$—	$998,956,198
Mutual Funds	7,335,344	—	—	7,335,344
Total Investments	$1,006,291,542	$—	$—	$1,006,291,542

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$925,738,894
Gross unrealized appreciation	109,579,302
Gross unrealized depreciation	(29,026,654)
Net unrealized appreciation (depreciation)	$80,552,648

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,965,667	206,463,495	(201,093,818)	7,335,344

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,946	$7,335,344

7

QUARTERLY REPORT

June 30, 2016

MFS® MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

6/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.9%
Aerospace - 1.6%
L-3 Communications Holdings, Inc.	347,882	$51,030,811
Rockwell Collins, Inc.	360,676	30,707,955

		$81,738,766
Airlines - 0.9%
Alaska Air Group, Inc.	298,941	$17,425,271
Delta Air Lines, Inc.	788,571	28,727,642

		$46,152,913
Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	324,442	$32,810,819

Apparel Manufacturers - 1.3%
Hanesbrands, Inc.	1,138,448	$28,609,198
PVH Corp.	372,276	35,079,567

		$63,688,765
Automotive - 2.4%
BorgWarner Transmission Systems, Inc.	558,548	$16,488,337
Delphi Automotive PLC	605,537	37,906,616
Harley-Davidson, Inc.	549,965	24,913,415
LKQ Corp. (a)	1,428,307	45,277,332

		$124,585,700
Broadcasting - 2.0%
Discovery Communications, Inc., “A” (a)	1,229,491	$31,020,058
Interpublic Group of Companies, Inc.	1,707,354	39,439,877
Nielsen Holdings PLC	633,652	32,930,894

		$103,390,829
Brokerage & Asset Managers - 3.0%
Affiliated Managers Group, Inc. (a)	142,209	$20,018,761
Apollo Global Management, “A”	805,384	12,201,568
NASDAQ, Inc.	908,055	58,723,917
Raymond James Financial, Inc.	725,671	35,775,580
TD Ameritrade Holding Corp.	900,519	25,642,279

		$152,362,105
Business Services - 3.2%
Amdocs Ltd.	707,161	$40,817,333
Brenntag AG	392,708	18,977,490
Fidelity National Information Services, Inc.	644,703	47,501,717
First Data Corp. (a)	987,435	10,930,905
Realogy Holdings Corp. (a)	807,325	23,428,572
Univar, Inc. (a)	1,049,306	19,842,376

		$161,498,393
Chemicals - 0.6%
Celanese Corp.	463,192	$30,315,916

Computer Software - 1.2%
Sabre Corp.	1,245,772	$33,374,232
Symantec Corp.	1,255,470	25,787,354

		$59,161,586

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 2.9%
IMS Health Holdings, Inc. (a)	1,228,061	$31,143,627
NCR Corp. (a)	1,011,154	28,079,747
NICE Systems Ltd., ADR	349,124	22,291,567
Pitney Bowes, Inc.	1,116,327	19,870,621
Verint Systems, Inc. (a)	440,454	14,592,241
Xerox Corp.	3,247,110	30,815,074

		$146,792,877
Construction - 3.0%
Armstrong World Industries, Inc. (a)	873,043	$34,179,633
Owens Corning	979,714	50,474,865
Stanley Black & Decker, Inc.	453,119	50,395,895
Toll Brothers, Inc. (a)	659,507	17,747,333

		$152,797,726
Consumer Products - 1.9%
Newell Brands, Inc.	1,280,690	$62,203,113
Sensient Technologies Corp.	454,133	32,261,608

		$94,464,721
Consumer Services - 0.3%
Houghton Mifflin Harcourt Co. (a)	1,043,026	$16,302,496

Containers - 1.1%
Berry Plastics Group, Inc. (a)	800,396	$31,095,385
Graphic Packaging Holding Co.	1,927,110	24,165,959

		$55,261,344
Electrical Equipment - 1.8%
Pentair PLC	496,424	$28,936,555
Tyco International PLC	1,035,079	44,094,365
WESCO International, Inc. (a)	343,763	17,700,357

		$90,731,277
Electronics - 2.2%
Analog Devices, Inc.	518,773	$29,383,303
Keysight Technologies, Inc. (a)	841,372	24,475,511
Maxim Integrated Products, Inc.	958,806	34,219,786
Microchip Technology, Inc.	473,728	24,046,433

		$112,125,033
Energy - Independent - 5.8%
Cabot Oil & Gas Corp.	1,301,087	$33,489,979
Cimarex Energy Co.	215,883	25,759,160
Energen Corp.	663,541	31,989,312
EQT Corp.	591,763	45,820,209
Hess Corp.	885,798	53,236,460
HollyFrontier Corp.	928,149	22,062,102
Noble Energy, Inc.	458,071	16,431,007
PDC Energy, Inc. (a)	467,524	26,934,058
Pioneer Natural Resources Co.	266,127	40,241,064

		$295,963,351
Food & Beverages - 6.2%
Archer Daniels Midland Co.	893,496	$38,322,043
Bunge Ltd.	539,716	31,924,201

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Coca-Cola European Partners PLC	941,938	$33,617,767
Flowers Foods, Inc.	1,041,490	19,527,938
J.M. Smucker Co.	287,446	43,809,645
Kellogg Co.	480,207	39,208,901
Pinnacle Foods, Inc.	1,110,946	51,425,690
TreeHouse Foods, Inc. (a)	318,400	32,683,760
Tyson Foods, Inc., “A”	352,312	23,530,918

		$314,050,863
Furniture & Appliances - 0.6%
Whirlpool Corp.	197,875	$32,973,890

Gaming & Lodging - 0.4%
Royal Caribbean Cruises Ltd.	338,781	$22,749,144

General Merchandise - 0.3%
Kohl’s Corp.	439,923	$16,681,880

Health Maintenance Organizations - 0.3%
Molina Healthcare, Inc. (a)	316,241	$15,780,426

Insurance - 6.6%
Allied World Assurance Co.	690,213	$24,254,085
Arthur J. Gallagher & Co.	695,874	33,123,602
Everest Re Group Ltd.	204,489	37,354,006
Hanover Insurance Group, Inc.	276,745	23,418,162
Hartford Financial Services Group, Inc.	1,124,981	49,926,657
Lincoln National Corp.	757,901	29,383,822
Third Point Reinsurance Ltd. (a)	1,141,804	13,381,943
Unum Group	1,274,474	40,515,528
Validus Holdings Ltd.	776,168	37,714,003
XL Group PLC	1,415,290	47,143,310

		$336,215,118
Machinery & Tools - 4.4%
Allison Transmission Holdings, Inc.	2,164,934	$61,116,087
Cummins, Inc.	304,663	34,256,308
Deere & Co.	474,777	38,475,928
Eaton Corp. PLC	563,983	33,686,705
Joy Global, Inc.	324,701	6,864,179
Regal Beloit Corp.	361,142	19,880,867
Xylem, Inc.	637,426	28,461,071

		$222,741,145
Major Banks - 2.0%
Comerica, Inc.	820,437	$33,744,574
Huntington Bancshares, Inc.	4,165,213	37,237,004
KeyCorp	2,759,541	30,492,928

		$101,474,506
Medical & Health Technology & Services - 3.5%
AmerisourceBergen Corp.	539,346	$42,780,925
Community Health Systems, Inc. (a)	778,767	9,384,142
LifePoint Hospitals, Inc. (a)	430,272	28,126,881
MEDNAX, Inc. (a)	400,151	28,982,937

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
Quest Diagnostics, Inc.	463,056	$37,697,389
Universal Health Services, Inc.	229,856	30,823,690

		$177,795,964
Medical Equipment - 5.6%
Agilent Technologies, Inc.	689,969	$30,607,025
Cooper Cos., Inc.	221,700	38,037,069
Dentsply Sirona, Inc.	517,928	32,132,253
PerkinElmer, Inc.	782,818	41,035,320
Steris PLC	462,725	31,812,344
Teleflex, Inc.	191,369	33,931,637
VWR Corp. (a)	916,146	26,476,619
Zimmer Biomet Holdings, Inc.	440,866	53,071,449

		$287,103,716
Natural Gas - Distribution - 1.3%
NiSource, Inc.	1,079,144	$28,618,899
NorthWestern Corp.	609,096	38,415,685

		$67,034,584
Oil Services - 1.4%
Forum Energy Technologies, Inc. (a)	1,514,070	$26,208,552
Frank’s International N.V. (l)	1,481,332	21,642,261
Oil States International, Inc. (a)	758,573	24,941,880

		$72,792,693
Other Banks & Diversified Financials - 6.9%
BB&T Corp.	1,178,215	$41,956,236
Citizens Financial Group, Inc.	1,926,003	38,481,540
Discover Financial Services	904,559	48,475,317
Fifth Third Bancorp	2,995,816	52,696,403
M&T Bank Corp.	301,027	35,590,422
New York Community Bancorp, Inc.	1,652,814	24,775,682
Northern Trust Corp.	539,830	35,769,136
SunTrust Banks, Inc.	750,371	30,825,241
Wintrust Financial Corp.	818,032	41,719,632

		$350,289,609
Pharmaceuticals - 0.2%
Endo International PLC (a)	676,243	$10,542,628

Pollution Control - 0.5%
Clean Harbors, Inc. (a)	519,557	$27,074,115

Railroad & Shipping - 0.5%
Kansas City Southern Co.	310,281	$27,953,215

Real Estate - 5.8%
Annaly Mortgage Management, Inc., REIT	1,298,724	$14,376,875
Corporate Office Properties Trust, REIT	1,786,351	52,822,399
DDR Corp., REIT	1,886,097	34,213,800
EPR Properties, REIT	568,150	45,838,342
Gramercy Property Trust, Inc., REIT	3,423,387	31,563,628
Medical Properties Trust, Inc., REIT	3,516,102	53,479,911
Mid-America Apartment Communities, Inc., REIT	381,170	40,556,488

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Weyerhaeuser Co., REIT	759,350	$22,605,850

		$295,457,293
Restaurants - 1.4%
Aramark	1,163,648	$38,889,116
DineEquity, Inc.	216,529	18,357,329
U.S. Foods Holding Corp. (a)	490,733	11,895,368

		$69,141,813
Specialty Chemicals - 2.1%
Akzo Nobel N.V.	398,316	$25,059,297
Albemarle Corp.	439,292	34,840,249
Axalta Coating Systems Ltd. (a)	1,754,667	46,551,316

		$106,450,862
Specialty Stores - 2.3%
AutoZone, Inc. (a)	41,982	$33,326,991
Gap, Inc.	983,187	20,863,228
Sally Beauty Holdings, Inc. (a)	1,332,439	39,187,031
Urban Outfitters, Inc. (a)	770,956	21,201,290

		$114,578,540
Telephone Services - 0.9%
Frontier Communications Corp.	4,773,402	$23,580,606
Quebecor, Inc., “B”	819,482	23,481,732

		$47,062,338
Trucking - 0.6%
Knight Transportation, Inc.	1,064,433	$28,292,629

Utilities - Electric Power - 7.3%
AES Corp.	2,489,804	$31,072,754
Calpine Corp. (a)	2,056,972	30,340,337
CMS Energy Corp.	925,923	42,462,829
DTE Energy Co.	486,735	48,245,173
Dynegy, Inc. (a)	446,014	7,689,281
Eversource Energy	653,641	39,153,096
Exelon Corp.	857,636	31,183,645
FirstEnergy Corp.	473,267	16,521,751
Pinnacle West Capital Corp.	608,886	49,356,299
Public Service Enterprise Group, Inc.	897,821	41,847,437
WEC Energy Group, Inc.	478,909	31,272,758

		$369,145,360
Total Common Stocks		$4,933,526,948

Convertible Preferred Stocks - 0.4%
Telephone Services - 0.4%
Frontier Communications Corp., 11.125%	208,300	$19,751,006

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	127,423,901	$127,423,901

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.53%, at Net Asset Value (j)	3,502,830	$3,502,830
Total Investments		$5,084,204,685

Other Assets, Less Liabilities - 0.1%		4,453,328
Net Assets - 100.0%		$5,088,658,013

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,829,850,101	$—	$—	$4,829,850,101
United Kingdom	33,617,767	—	—	33,617,767
Netherlands	—	25,059,297	—	25,059,297
Canada	23,481,732	—	—	23,481,732
Israel	22,291,567	—	—	22,291,567
Germany	—	18,977,490	—	18,977,490
Mutual Funds	130,926,731	—	—	130,926,731
Total Investments	$5,040,167,898	$44,036,787	$—	$5,084,204,685

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $44,036,787 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the

Supplemental Information (unaudited) – continued

close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,616,044,284
Gross unrealized appreciation	685,576,284
Gross unrealized depreciation	(217,415,883)
Net unrealized appreciation (depreciation)	$468,160,401

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	119,490,180	1,269,086,078	(1,261,152,357)	127,423,901

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$227,557	$127,423,901

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: August 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2016

*	Print name and title of each signing officer under his or her signature.